SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 3  - SHAREHOLDERS' EQUITY

A.	All share and per share amounts in the financial statements have been adjusted to reflect the Reverse Share Split.

B.
On April 2, 2018, the Company’s shareholders resolved to increase the number of the Company’s authorized and registered share capital by NIS 12,500,000. Following such increase, which became effective as of April 4, 2018, the Company’s authorized and registered share capital is NIS 24,000,000. (See note 4E).

C.
On May 8, 2018, the Company consummated an underwritten public offering (the “2018 Public Offering”) of 2,738,472 units (the “Units”), at a public offering price of $5.5 per unit, and 450,909 pre-funded units (the “Pre-funded Units”), at a public offering price of $5.49 per Pre-funded Unit. Each Unit consisted of one ordinary share of the Company (or ordinary share equivalent) and one Series C warrant to purchase one ordinary share of the Company. Each Pre-funded Unit consisted of one pre-funded warrant to purchase one ordinary share and one Series C Warrant to purchase one ordinary share. The exercise price of each pre-funded warrant included in the pre-funded unit was $0.01 per share.

The Company granted the underwriters a 30-day over-allotment option to purchase up to an additional 478,407 ordinary shares and/or Series C Warrants to purchase up to an additional 478,407 ordinary shares at the public offering price. The underwriters’ option was exercised in full on May 8, 2018.

The Company received gross proceeds from the 2018 Public Offering and exercise in full of the over-allotment option of approximately $20.2 million (before deducting underwriting discounts and commissions and other offering fees and expenses) from the offering and the exercise in full of the underwriter's option to purchase additional securities. During May 2008, the 450,909 pre-funded units were exercised in full in consideration of  additional gross proceeds of $4,509.

D.	Warrants exercised during the six months ended June 30, 2018:

1)	During May 2008, the 450,909 pre-funded units were exercised in full, for gross proceeds of $4,509 (before deducting underwriting discounts and commissions and other offering fees and expenses.

2)
On November 22, 2017, in connection with the November 2017 RD Offering, the Company granted warrants to purchase 142,042 ordinary shares at an exercise price of $15 per share (the “November 2017 Warrants”).  On April 25, 2018, 13,576 of the November 2017 Warrants were exercised on a cashless basis, resulted in the expiration of 43,248 November 2017 Warrants.

E.	Warrants that expired during the six months ended June 30, 2018:

1)
On June 2, 2017, in connection with the June 2017 RD Offering, the Company granted warrants to purchase 112,460 ordinary shares at an exercise price of $25.50 per share (“June 2017 Warrants”). On June 2, 2018, all of the remaining outstanding June 2017 Warrants expired.

2)	See note 3D2 regarding the expiration of certain of the November 2017 Warrants.